                                     N-14/A
                            Pre-Effective Amendment

     As filed with the Securities and Exchange Commission on August 13, 2001

                    Registration Nos. 333-64140 and 811-4363

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. __1__ [X]
                     Post-Effective Amendment No. _____ [ ]

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                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: August 22, 2001

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-99222 and 811-4363) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

Prospectus and Proxy Statement

August 22, 2001

LIMITED-TERM BOND FUND

IMPORTANT VOTING INFORMATION INSIDE!

[american century logo and text logo (reg. sm)]

                                                   American Century Investments

                          American Century Investments
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

August 22, 2001

Dear American Century Limited-Term Bond Fund Shareholder:

I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, November 16, 2001. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

As a shareholder of American Century Limited-Term Bond Fund, you are being asked to approve the combination of your fund with the American Century Short-Term
Government Fund.

The reason for the combination is twofold. First, the reorganization will combine funds with substantially similar investment objectives and strategies.

Second, management believes it will be more efficient to have the funds'
portfolio management teams focus on larger portfolios of assets than to continue managing similar, smaller portfolios.

The Board of Directors of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

Please don't put these materials aside, thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A
FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND VOTE YOUR SHARES TODAY. If you
have any questions or need any help in voting your shares, please call us at
1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

To more efficiently handle this proxy solicitation, we have hired Alamo Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ask if you have questions or concerns about the voting process and to assist you with your vote.

Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

Sincerely,

/s/Bill Lyons

William M. Lyons
President

Proxy/Prospectus Statement                                                     1

IMPORTANT INFORMATION YOU SHOULD CONSIDER

The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, this Q&A is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated by reference into this document. Please read all the enclosed proxy materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If
enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

Your Board of Directors has recommended combining Limited-Term Bond with
Short-Term Government. This combination requires approval of the Limited-Term
Bond shareholders. The Special Meeting will be held on Friday, November 16,
2001, at 10:00 a.m. (Central time) at American Century Tower I, 4500 Main
Street, Kansas City, Missouri. Shareholders of record as of the close of business on August 10, 2001, are eligible to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The reorganization seeks to improve operational and investment management efficiencies by combining funds with similar investment objectives and investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between two smaller funds.

HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

Shareholders of Limited-Term Bond are being asked to approve the combination of their fund with Short-Term Government according to the Agreement and Plan of
Reorganization described on page 10. The reorganization will take the form of a transfer of assets by Limited-Term Bond in exchange for shares of Short-Term
Government. Limited-Term Bond will then make a liquidating distribution to its shareholders of the Short-Term Government shares received in the exchange.

WHAT WILL SHAREHOLDERS GET IF THE REORGANIZATION IS APPROVED?

As a result of the liquidating distribution, you will receive shares of
Short-Term Government in an amount equal to the value of your Limited-Term Bond shares on the date the combination takes place (probably December 3, 2001).  The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization.  However, because the net asset value (price per share) of Short-Term Government may be different from the net asset value of Limited-Term Bond, you may receive a different number of shares than you have.  After the reorganization, you will own shares of Short-Term Government rather than shares of Limited-Term Bond.

2                                                 American Century Investments

WHY DID THE BOARD OF DIRECTORS APPROVE THE REORGANIZATION?

After reviewing many factors, your Board of Directors unanimously determined that the reorganization was in the best interests of Limited-Term Bond and its shareholders. Some of the factors considered include:

*  Operational and investment management efficiencies

*  Streamlining investment options to eliminate customer confusion

*  Combining funds with similar investment objectives, policies, approaches, procedures and portfolio securities

WILL THE EXCHANGE OF LIMITED-TERM BOND SHARES FOR SHARES OF SHORT-TERM
GOVERNMENT CAUSE SHAREHOLDERS TO REALIZE INCOME OR CAPITAL GAINS FOR TAX
PURPOSES?

No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

HOW DOES THE TOTAL EXPENSE RATIO OF SHORT-TERM GOVERNMENT COMPARE TO THAT OF
LIMITED-TERM BOND?

The total expense ratio of Short-Term Government is lower than the total expense ratio of Limited-Term Bond. The total expense ratio of Limited-Term Bond
Investor Class is 0.70%, while the total expense ratio of Short-Term Government
Investor Class is 0.59%. The total expense ratio of Limited-Term Bond Advisor
Class is 0.95%, while the total expense ratio of Short-Term Government Advisor
Class is 0.84%.

IS SHORT-TERM GOVERNMENT RISKIER THAN LIMITED-TERM BOND?

No. Short-Term Government invests in short-term securities issued by the U.S.
government, its agencies and instrumentalities, including mortgage-backed securities and U.S. Treasury securities guaranteed by the full faith and credit pledge of the U.S. government. These securities are considered some of the safest securities available. Short-Term Government also may invest up to 20% of its total assets in high-grade corporate debt securities. Limited-Term Bond invests in quality debt securities, and may invest up to 15% of its assets in securities rated in the fifth-highest credit quality category. Overall,
Short-Term Government has a higher credit quality than Limited-Term Bond. This higher credit quality may lead to lower returns.

IF SHAREHOLDERS SEND THEIR PROXIES IN NOW AS REQUESTED, CAN THEY CHANGE THEIR
VOTE LATER?

Yes! A proxy can be revoked at any time using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person. EVEN IF YOU PLAN TO ATTEND THE MEETING TO VOTE IN PERSON, WE ASK THAT
YOU RETURN THE ENCLOSED PROXY VOTE CARD. DOING SO WILL HELP US ACHIEVE A QUORUM
FOR THE MEETING.

HOW DO SHAREHOLDERS VOTE THEIR SHARES?

We've made it easy for you. You can vote online, by phone, by mail or by fax. To vote online, access the Web site listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by telephone, call the toll-free number listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by mail, complete,

Proxy/Prospectus Statement                                                     3

sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote by fax, send your fax to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your
Board of Directors and vote it "FOR" the reorganization. You also may vote in person at the meeting on Friday, November 16, 2001.

WHEN AND HOW WILL THE REORGANIZATION TAKE PLACE?

Subject to receiving shareholder approval, the reorganization is scheduled to take place on December 3, 2001. After the funds have calculated the value of their assets and liabilities on November 30, 2001, Limited-Term Bond will transfer its assets and liabilities to Short-Term Government in exchange for the appropriate number of Short-Term Government shares. Limited-Term Bond will then make a liquidating distribution of those Short-Term Government shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT
OF THIS REORGANIZATION.

WILL THE REORGANIZATION AFFECT THE MANAGEMENT TEAM OF LIMITED-TERM BOND?

American Century Investment Management, Inc., the investment advisor for
Limited-Term Bond, manages the assets of Short-Term Government. However, because
Limited-Term Bond shareholders will become shareholders of Short-Term Government after the reorganization, the assets of the fund will be managed by the
Short-Term Government management team. The portfolio managers of Short-Term
Government include:

David Schroeder, Senior Vice President and Senior Portfolio Manager, who
supervises the American Century Government Income Trust team and has been a member of the Short-Term Government team since 1995. He joined American Century in 1990. He holds a bachelor of arts from Pomona College.

Michael Shearer, Vice President and Director - Fixed Income Quantitative
Strategies, who has been a member of the Short-Term Government team since
January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February
1998. He holds a bachelor's degree, a master's degree and a doctorate in applied mathematics from UCLA.

HOW WILL DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE RIGHTS
CHANGE AS A RESULT OF THE REORGANIZATION?

They won't. Short-Term Government has the same distribution, purchase and exchange policies and procedures as Limited-Term Bond.

WHERE CAN SHAREHOLDERS GET MORE INFORMATION ABOUT THE FUNDS?

A copy of Short-Term Government's Prospectus accompanies this proxy statement.
In addition, the Manager's Discussion and Analysis of Fund Performance portion of Short-Term Government's most recent Annual Report to Shareholders is included in this document on page 18. If you would like a copy of Limited-Term Bond's prospectus or either fund's Statement of Additional Information or most recent annual or semiannual report, please call us at 1-800-331-8331.

4                                                 American Century Investments

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.
                          American Century Investments
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                    TO BE HELD ON FRIDAY, NOVEMBER 16, 2001

To American Century Limited-Term Bond Shareholders:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century Limited-Term Bond Fund, a portfolio of American Century Mutual
Funds, Inc. ("Limited-Term Bond") will be held at American Century Tower I, 4500
Main Street, Kansas City, Missouri on Friday, November 16, 2001, at 10:00 a.m.
(Central time) for the following purposes:

ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of
Reorganization and the transactions contemplated thereby, including:

(a) the transfer of substantially all of the assets and liabilities of
    Limited-Term Bond to the American Century Short-Term Government Fund, an
    investment portfolio of American Century Government Income Trust
    ("Short-Term Government") in exchange for shares in Short-Term Government;
    and

(b) the distribution of Short-Term Government shares to the shareholders of
    Limited-Term Bond according to their respective interests.

ITEM 2. To transact such other business as may properly come before the Special
Meeting or any adjournment(s) thereof.

The proposed reorganization, the Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy
Statement.

Shareholders of record as of the close of business on August 10, 2001, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Directors of American
Century Mutual Funds, Inc. Please return your proxy card even if you are planning to attend the meeting. This is important to ensure a quorum at the meeting. Proxies may be revoked at any time before they are exercised using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person.

/s/David Tucker

David C. Tucker
Senior Vice President

August 22, 2001

Proxy/Prospectus Statement                                                     5

COMBINED PROSPECTUS/PROXY STATEMENT

AMERICAN CENTURY MUTUAL FUNDS, INC. and
AMERICAN CENTURY GOVERNMENT INCOME TRUST

August 22, 2001

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Directors of American Century Mutual
Funds, Inc. on behalf of its Limited-Term Bond Fund ("Limited-Term Bond"), in
connection with a Special Meeting of Shareholders to be held on Friday, November
16, 2001.

At the Special Meeting, shareholders of Limited-Term Bond are being asked to approve the combination of their fund with the American Century Short-Term
Government Fund, a series of American Century Government Income Trust
("Short-Term Government").

The funds are similarly managed, diversified, open-end mutual funds that invest in a similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective.
Each fund has shares registered with the Securities and Exchange Commission.

This Combined Prospectus/Proxy Statement constitutes the proxy statement of your fund for the Special Meeting of Shareholders and a prospectus for the Short-Term
Government shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A Statement of Additional Information about Short-Term
Government, dated August 1, 2001, has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of
Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331, or writing to us at American Century Investments, 4500 Main
Street, P. O. Box 419200, Kansas City, Missouri 64141-6200.

The principal executive offices of Limited-Term Bond and Short-Term Government are located at American Century Investments, 4500 Main Street, P. O. Box 419200,
Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-345-2021.

The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

6                                                 American Century Investments

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Limited-Term Bond, Short-Term Government or anyone affiliated with American Century Investments.

PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING
ONLY AND IS NOT A SHAREHOLDER SEMINAR.

COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS

The following chart is provided to show a comparison of certain key attributes of Limited-Term Bond with Short-Term Government. For additional information about the funds, see the section titled "Information About the Funds" starting on page 13.

                       LIMITED-TERM BOND                          SHORT-TERM GOVERNMENT
------------------------------------------------------------------------------------------------------------
Type of Fund           Short Investment Grade Debt Fund           Short U.S. Government Fund

Investment Objective   The fund seeks income from investments     The fund seeks high current income
                       in corporate bonds and other debt          while maintaining safety of principal.
                       obligations.

Investment Policies    Buys quality, short-term corporate bonds   Buys short-term securities issued by
                       and other debt securities. Under normal    the U.S. government, its agencies and
                       market conditions, invests most of its     instrumentalities, including
                       assets in investment-grade securities.     mortgage-backed securities. Also
                       The remainder is invested in short-term    buys short-term U.S. Treasury
                       money market instruments.                  securities guaranteed by the direct
                                                                  full faith and credit pledge of the U.S.
                                                                  government. May also invest up to
                                                                  20% of net assets in high-grade
                                                                  corporate securities.

Weighted Average      Five years or less                          Three years or less
Portfolio Maturity

Credit Quality        AAA - BB                                    AAA - A

Total Expense Ratio   Investor Class     0.70%                    Investor Class      0.59%
                      Advisor Class     0.95%                     Advisor Class       0.84%

Distribution Policy   Same as Short-Term Government               Distributions from net income
                                                                  are paid monthly. Capital gains
                                                                  distributions are paid once a year,
                                                                  usually in December.

Purchases and         Same as Short-Term Government               See pages 20-23 of the Investor Class
Exchanges                                                         Prospectus and pages 19-21 of the
                                                                  Advisor Class Prospectus.

Redemption Policies   Same as Short-Term Government               See pages 20-23 of the Investor Class
                                                                  Prospectus and pages 19-21 of the
                                                                  Advisor Class Prospectus.

Investment Advisor    Same as Short-Term Government               American Century Investment
                                                                  Management, Inc. ("ACIM")

Proxy/Prospectus Statement                                                     7

                      LIMITED-TERM BOND                SHORT-TERM GOVERNMENT
------------------------------------------------------------------------------------
Transfer Agent        Same as Short-Term Government    American Century Services
                                                       Corporation ("ACSC")

Distributor           Same as Short-Term Government    American Century Investment
                                                       Services, Inc. ("ACIS")

Custodians            Same as Short-Term Government    J.P. Morgan Chase and Co. and
                                                       Commerce Bank, N.A.

Independent Auditors  Deloitte & Touche LLP            PricewaterhouseCoopers LLP

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

The exchange of Limited-Term Bond shares for Short-Term Government shares in the reorganization will be tax-free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for Short-Term Government shares received in the reorganization will be identical to the aggregate tax basis and holding period for the Limited-Term Bond shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page 12 of this Combined Prospectus/Proxy Statement.

RISK FACTORS

Interest rate changes affect the share value of both Limited-Term Bond and
Short-Term Government. Generally, when interest rates rise, the funds' share values will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. In general, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because Short-Term Government maintains a shorter weighted average maturity than Limited-Term Bond, its share value is not generally as sensitive to interest rate fluctuation as Limited-Term Bond.

Short-Term Government also invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion.
When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

8                                                 American Century Investments

TRANSACTION AND OPERATING  EXPENSE INFORMATION

The tables below compare various shareholder transaction and annual fund operating expenses of Limited-Term Bond as of its most recent fiscal year end
(October 31, 2000) and Short-Term Government as of its most recent fiscal year end (March 31, 2001). After the reorganization, the expense levels of the surviving fund will be the same as those shown for Short-Term Government (Pro
Forma).

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                Distribution                   Total Annual
                                   Management   and Service       Other        Fund Operating
                                   Fee          (12b-1) Fees(1)   Expenses(2)  Expenses
---------------------------------------------------------------------------------------------
Limited-Term Bond (Investor)       0.70%        None              0.00%        0.70%
---------------------------------------------------------------------------------------------
Short-Term Government (Investor)   0.59%(3)     None              0.00%        0.59%
---------------------------------------------------------------------------------------------
Short-Term Government
(Investor Pro Forma)               0.59%(3)     None              0.00%        0.59%
---------------------------------------------------------------------------------------------
Limited-Term Bond (Advisor)        0.45%        0.50%             0.00%        0.95%
---------------------------------------------------------------------------------------------
Short-Term Government (Advisor)    0.34%(3)     0.50%             0.00%        0.84%
---------------------------------------------------------------------------------------------
Short-Term Government
(Advisor Pro Forma)                0.34%(3)     0.50%             0.00%        0.84%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.

(2) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(3) Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped-fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                               1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------------
Limited-Term Bond (Investor)                   $71      $224      $389      $868
-------------------------------------------------------------------------------------
Short-Term Government (Investor)               $60      $189      $329      $736
-------------------------------------------------------------------------------------
Short-Term Government (Investor Pro Forma)     $60      $189      $329      $736
-------------------------------------------------------------------------------------
Limited-Term Bond (Advisor)                    $97      $302      $524      $1,162
-------------------------------------------------------------------------------------
Short-Term Government (Advisor)                $86      $268      $465      $1,034
-------------------------------------------------------------------------------------
Short-Term Government (Advisor Pro Forma)      $86      $268      $465      $1,034

 [left margin]

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Proxy/Prospectus Statement                                                     9

ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

Subject to receipt of shareholder approval, the reorganization will be carried out according to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the
"Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on November 30, 2001, but before (or as of) the opening of business on December 3, 2001. However, the Agreement gives the officers of the funds the flexibility to choose another date.

EXCHANGE OF ASSETS. After the close of business on November 30, 2001, the funds will determine the value of their assets and liabilities in the same manner as described on page 24 of the Short-Term Government Fund Investor Class Prospectus
and on page 22 of the Short-Term Government Fund Advisor Class Prospectus. The
assets and liabilities of the Limited-Term Bond Fund will then be transferred to the Short-Term Government Fund in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

LIQUIDATING DISTRIBUTIONS AND TERMINATION OF LIMITED-TERM BOND. Immediately
after the exchange of its assets for the Short-Term Government shares,
Limited-Term Bond will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of Limited-Term Bond will be redeemed and canceled and its stock books closed. As a result, Limited-Term Bond shareholders will become shareholders of Short-Term Government.

SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of
Limited-Term Bond shareholders.

REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Limited-Term Bond to Short-Term Government concerning
Limited-Term Bond's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions include (i) that
Limited-Term Bond shareholders approve the proposed reorganization, (ii) that all representations of the funds be true in all material respects, (iii) receipt of the tax opinion described on page 12 under the caption "Federal Income Tax
Consequences," and (iv) such other matters as are customary in a reorganization of this type.

10                                                 American Century Investments

TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of the failure by the other fund to meet one of its conditions to closing, or by mutual consent.

GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of Short-Term Government.

DESCRIPTION OF THE SECURITIES OF SHORT-TERM GOVERNMENT

Short-Term Government is a series of shares offered by American Century
Government Income Trust. Each series is commonly referred to as a mutual fund.
The assets belonging to each series of shares are held separately by the custodian.

American Century Government Income Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a
Board of Directors. The function of a Board of Trustees is the same as the function of a Board of Directors.

Like Limited-Term Bond, Short-Term Government currently offers two classes of shares, the Investor Class and the Advisor Class, although it may offer additional classes in the future. The Investor Class of shares of Short-Term
Government has no up-front charges, commissions or 12b-1 fees. The Advisor Class of shares has no up-front fees, charges or commissions, but carries a 0.50%
12b-1 fee to pay for shareholder services and distribution costs.

Your Board of Directors believes there are no material differences between the rights of a Limited-Term Bond shareholder and the rights of a Short-Term
Government shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the Investment Company Act of 1940, it is not necessary for
Short-Term Government to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of funds advised by ACIM has followed

Proxy/Prospectus Statement                                                    11

this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes and has advised the Board of Directors that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of  ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American
Century family of funds. Consolidation plans are proposed for other American
Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

ACIM recommended to the Board of Directors that, among other reasons, because the current market demand for government bond funds is generally weak and
Limited-Term Bond and Short-Term Government are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the Board of Directors recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the Reorganization is completed. The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The
Board of Directors reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the
Reorganization. During the course of its deliberations, the Board of Directors noted that the expenses of the Reorganization will be borne by ACIM.

The Board of Directors concluded that the Reorganization is in the best interests of the shareholders of Limited-Term Bond, and that no dilution of value would result to the shareholders of the funds from the Reorganization. The
Board of Directors, including those who are not "interested persons" (as defined in the 1940 Act), approved the Plan and recommended that shareholders of
Limited-Term Bond vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE
FOR THE PLAN.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Limited-Term Bond or Short-Term Government, (ii)
your basis in the Short-Term Government shares that you receive will be the same in the aggregate as your basis in the Limited-Term Bond shares held by you immediately prior to the reorganization, and (iii) your holding period for the
Short-Term Government shares will include your holding period for your
Limited-Term Bond shares.

We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not

12                                                 American Century Investments

cover state or local taxes and you should consult your own advisers concerning potential tax consequences.

The Agreement and Plan of Reorganization provides that Limited-Term Bond will declare and pay dividends prior to the reorganization which, together with all previous dividends, are intended to have the effect of distributing to the
Limited-Term Bond shareholders all undistributed ordinary income and net realized capital gains earned up to and including the Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences to Limited-Term Bond.
The distributions generally will be taxable to shareholders to the extent ordinary income and capital gains distributions are taxable to such shareholders.

CAPITALIZATION

                                  Short-Term      Limited-Term   Short-Term Government
As of March 31, 2001              Government      Bond           Pro Forma Combined
---------------------------------------------------------------------------------------
Investor Class
  Net Assets                      $797,718,169   $11,728,557     $809,446,726
  Shares Outstanding                84,243,890     1,182,280       85,482,350
  Net Asset Value Per Share              $9.47         $9.92            $9.47
---------------------------------------------------------------------------------------
Advisor Class
  Net Assets                        $4,334,027    $2,021,731       $6,355,758
  Shares Outstanding                   457,700       203,799          671,183
  Net Asset Value Per Share              $9.47         $9.92            $9.47

INFORMATION ABOUT THE FUNDS

Complete information about Short-Term Government and Limited-Term Bond is contained in their respective Prospectuses. The Short-Term Government Prospectus
dated August 1, 2001, is included with this Prospectus/Proxy Statement, and the
Limited-Term Bond Prospectus dated March 1, 2001, is available to you at no charge by calling us at 1-800-331-8331. The content of both Prospectuses is incorporated into this document by reference. Below is a list of types of information about Short-Term Government and Limited-Term Bond and the pages in their Prospectuses where the information can be found.

INFORMATION ABOUT THE
FOLLOWING ITEMS              CAN BE FOUND ON THE FOLLOWING PAGES
------------------------------------------------------------------------------------------
                                     Short-Term   Short-Term   Limited-Term   Limited-Term
                                     Government   Government   Bond           Bond
                                     Investor     Advisor      Investor       Advisor
                                     Class        Class        Class          Class
------------------------------------------------------------------------------------------
An Overview of the Funds             2            2            2              2
Fees and Expenses                    9            8            4              4
Objectives, Strategies and Risks     13           12           5              5
Management                           17-19        16-18        8-9            8-9
Investing with American Century      20-23        19-21        10-13          10-11
Share Price and Distributions        24           22           14             12
Taxes                                26-27        23-24        15-16          13-14
Multiple Class Information           28           25           17             15
Financial Highlights                 29, 36       26, 32       18-19          16-17

Proxy/Prospectus Statement                                                    13

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Short-Term Government Statement of Additional Information dated August 1, 2001, and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Limited-Term Bond.
Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy
Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at 1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext.
5004.

VOTING AND REVOCATION OF PROXIES

The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online, by accessing the website listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). You also may vote by telephone by calling the toll-free number listed on your proxy card. In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Directors and vote "FOR" the reorganization.

Any shareholder giving a proxy may revoke it at any time before it is exercised using any of the voting procedures described on the proxy vote card or by attending the meeting and voting in person.

RECORD DATE

Only Limited-Term Bond shareholders of record at the close of business on August
10, 2001, will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on July 13, 2001 is:

   Limited-Term Bond           12,833,279

14                                                 American Century Investments

Because the record date is August 10, 2001, the total number of votes at the meeting may be different.

QUORUM

A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
50% of the outstanding shares of Limited-Term Bond entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of Limited-Term Bond present at the meeting in person or by proxy in accordance with the provisions of its Articles of
Incorporation and the requirements of the Investment Company Act of 1940. The term "majority of the outstanding shares" means more than 50% of its outstanding shares present at the meeting in person or by proxy.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

Approval of the reorganization by shareholders of Short-Term Government is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

The cost of the proxy solicitation and shareholder meeting will be borne by
American Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

The following table lists, as of July 13, 2001, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Limited-Term Bond or
Short-Term

Proxy/Prospectus Statement                                                    15

Government. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds as of July 13, 2001. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                       Number of     Percent of     Percent Owned After
Shareholder Name and Address           Shares Owned  Ownership      Reorganization
---------------------------------------------------------------------------------------
Limited-Term Bond
 Investor

   Charles Schwab & Co.                  148,948        14%            0%
   San Francisco, California

 Advisor
   UMBSC & Co.                            55,851        25%            7%
   FBO First American Bank Co.
   Kansas City, Missouri

   Charles Schwab & Co.                   52,710        23%            6%
   San Francisco, California

   Columbus Circle Trust Company          46,269        21%            5%
   Custodian for Garney Holding Co.
   Employee Stock Ownership
      Plan and Trust
   Stamford, Connecticut

   Columbus Circle Trust Company          11,731         5%            1%
   C/F Madsen Kneppers and Assoc. Inc.
   401(k) Profit Sharing Plan
   Stamford, Connecticut
--------------------------------------------------------------------------------
Short-Term Government
 Investor

   Stowers Institute for
      Medical Research                 34,496,450       41%           40%
   Kansas City, Missouri

   Nationwide Insurance Company QPVA    5,241,684        6%            6%
   Columbus, Ohio

 Advisor

   Nationwide Trust Company               361,255        58%          42%
   Columbus, Ohio

   Circle Trust Company                   190,671        31%          22%
   Custodian for Kansas Agencies
   & Investments Inc. Profit Sharing Plan
   Stamford, Connecticut

   Fiserv Securities Inc.                  43,486         7%           5%
   Philadelphia, Pennsylvania

As of July 13, 2001, the directors and officers of the issuer of Limited-Term
Bond, as a group, owned less than 1% of the outstanding shares of Limited-Term
Bond. As of July 13, 2001, the trustees and officers of the issuer of Short-Term
Government, as a group, owned less than 1% of the outstanding shares of
Short-Term Government.

APPRAISAL RIGHTS

Shareholders of Limited-Term Bond are not entitled to any rights of share appraisal under its Articles of Incorporation, or under the laws of the State of
Maryland.

16                                                 American Century Investments

Shareholders have, however, the right to redeem their fund shares until the reorganization. Thereafter, shareholders may redeem the Short-Term Government shares received in the reorganization at Short-Term Government's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

Short-Term Government does not intend to hold annual meetings of shareholders.
Shareholders of Short-Term Government have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century Government Income Trust will assist in shareholder communications on such matters.

Limited-Term Bond does not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.

ADDITIONAL INFORMATION

Information about Limited-Term Bond is incorporated into this document by reference from its Prospectus dated March 1, 2001, and from its Statement of
Additional Information dated May 1, 2001, and information about Short-Term
Government is incorporated herein by reference from its Prospectus and Statement of Additional Information, each dated August 1, 2001. A copy of the Short-Term
Government Prospectus accompanies this document, and a copy of the Limited-Term
Bond Prospectus or the funds' Statements of Additional Information or most recent annual or semiannual reports may be obtained without charge by calling us at 1-800-331-8331.

Reports and other information filed by Limited-Term Bond and Short-Term
Government may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and
copies of such materials may be obtained by mail from the Public Reference
Branch, Office of Consumer Affairs and Information Services, Securities and
Exchange Commission, Washington, D.C. 20549, at prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

LITIGATION

Neither Limited-Term Bond nor Short-Term Government is involved in any litigation or proceeding.

OTHER BUSINESS

The Board of Directors is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Proxy/Prospectus Statement                                                    17

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN IT IN
THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO
ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE - SHORT-TERM GOVERNMENT

The following are excerpts of management's discussion of fund performance from the Annual Report of Short-Term Government dated March 31, 2001. For a complete copy of the report, please call us at 1-800-331-8331.

REPORT HIGHLIGHTS

*  For the year ended March 31, 2001, Short-Term Government posted its highest annual return in 10 years, and returned more than the average of the 71
   "Short U.S. Government" funds tracked by Lipper Inc.

*  Healthy returns from government-agency and mortgage-backed securities boosted the fund's performance relative to the peer group.

*  We added value in the mortgage-backed sector by anticipating the wave of refinancing activity.

*  The management team under-weighted two-year Treasurys; that position dragged on the fund's otherwise strong performance.

*  Management of the fund's duration or sensitivity to interest rates, slightly weighed on the fund's performance, though a weighting in intermediate-term agencys helped.

*  We think the Federal Reserve is nearing the end of its current rate-cutting campaign, making stable to higher yields more probable in the near term.

SHORT-TERM GOVERNMENT

Total Returns:              AS OF 3/31/01
6 Months                          5.12%(1)
1 Year                              9.25%
30-Day SEC Yield:                   4.69%
Inception Date:                  12/15/82
Net Assets:             $802.1 million(2)
Ticker Symbol:                      TWUSX

(1) Not annualized.

(2) Includes Investor and Advisor classes.

18                                                 American Century Investments

OUR MESSAGE TO YOU

The fiscal year ended March 31, 2001, saw the economy and financial markets do a remarkable about-face. For much of 2000, the U.S. economy was strong, while interest rates and bond yields rose. But the Federal Reserve cut interest rates dramatically after stocks and economic growth dropped off sharply late last year.

This sharp volatility provides an excellent reminder of the value of portfolio diversification over time. For the last several years, diversification hasn't seemed to pay. And with nearly minute-by-minute market analysis available to investors, it's easy to lose sight of the fact that investing is an exercise measured in years, even decades. But historically, investors who take this diversified, long-term approach have been well rewarded for their patience through all types of markets.

And just as we hoped our shareholders follow their investing blueprint even in trying times, we continue to stick to our disciplines in all our funds here at
American Century. This consistent management approach helped the Short-Term
Government fund provide shareholders better-than-average yields and returns last year.

Turning to corporate matters, we're proud to announce that for the second consecutive year, American Century's fund performance reports, like this one, earned the Communications Seal from DALBAR, Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

What's more, American Century made Fortune Magazine's list of the "100 Best
Companies to Work for in America" for the second year in a row. This is an important designation for us, because we think it demonstrates how far we go to attract and retain the best people to serve our shareholders. We believe that ultimately our success, and that of our investors, is based on the quality of our "intellectual capital" - the collective wisdom of our investment and service professionals.

As always, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                     /s/James E. Stowers III

James E. Stowers, Jr.                        James E. Stowers III
Chairman of the Board and Founder            Co-Chairman of the Board

Proxy/Prospectus Statement                                                    19

PERFORMANCE & PORTFOLIO INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2001

                            INVESTOR CLASS (INCEPTION 12/15/82)                   ADVISOR CLASS (INCEPTION 7/8/98)
             SHORT-TERM   SALOMON 1- TO 3-YR.   SHORT U.S. GOVERNMENT FUNDS(2)    SHORT-TERM   SALOMON 1- TO 3-YR.
             GOVERNMENT   TREAS./AGENCY INDEX   AVERAGE RETURN   FUND'S RANKING   GOVERNMENT   TREAS./AGENCY INDEX
========================================================================================================================
6 MONTHS(1)     5.12%           5.57%               5.35%             --             4.99%           5.57%
1 YEAR          9.25%           9.77%               9.16%        28 OUT OF 71        8.98%           9.77%
========================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         5.68%           6.50%               5.85%        38 OUT OF 64         --              --
5 YEARS         5.68%           6.47%               5.69%        27 OUT OF 50         --              --
10 YEARS        5.63%           6.47%               5.87%        12 OUT OF 16         --              --
LIFE OF FUND    6.94%           8.04%(3)            7.31%(3)      2 OUT OF 2(3)      5.32%           6.52%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 12/31/82, the date nearest the class's inception for which data are available.

(4) Since 6/30/98, the date nearest the class's inception for which data are available.

[mountain graph - data below]

GROWTH OF $10,000 OVER 10 YEARS
Value on 3/31/01
Salomon 1- to 3-Year
   Treasury/Agency Index    $18,723
Short-Term Government       $17,300

                  Short-Term      Salomon 1- to 3-Year
                  Government      Treasury/Agency Index
DATE                VALUE                 VALUE
3/31/1991          $10,000               $10,000
3/31/1992          $10,891               $10,940
3/31/1993          $11,683               $11,862
3/31/1994          $11,821               $12,178
3/31/1995          $12,263               $12,708
3/31/1996          $13,127               $13,683
3/31/1997          $13,743               $14,421
3/31/1998          $14,658               $15,501
3/31/1999          $15,448               $16,445
3/31/2000          $15,836               $17,057
3/31/2001          $17,300               $18,723

$10,000 investment made 3/31/91

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Salomon 1- to 3-Year Treasury/Agency Index is provided for comparison in each graph. Short-Term Government's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only;
performance for other classes will vary due to differences in fee structures
(see the Total Returns table above). Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

[bar graph - data below]

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED MARCH 31)

                  Short-Term      Salomon 1- to 3-Year
                  Government      Treasury/Agency Index
DATE                RETURN              RETURN
3/31/1992           8.91%                9.37%
3/31/1993           7.27%                8.44%
3/31/1994           1.18%                2.67%
3/31/1995           3.74%                4.35%
3/31/1996           7.05%                7.66%
3/31/1997           4.69%                5.34%
3/31/1998           6.66%                7.47%
3/31/1999           5.39%                6.10%
3/31/2000           2.51%                3.72%
3/31/2001           9.25%                9.77%

20                                                 American Century Investments

MANAGEMENT Q&A

An interview with Dave Schroeder and Michael Shearer, portfolio managers on the
Short-Term Government fund investment team.

HOW DID THE FUND PERFORM DURING THE YEAR ENDED MARCH 31, 2001?

Short-Term Government returned 9.25%, its highest annual return in more than 10 years.(1) The fund also outperformed the majority of the 71 "Short U.S.
Government" funds tracked by Lipper Inc. Investing heavily in mortgage-backed and government agency securities, as well as our selection within those sectors, helped boost performance relative to the peer group.

LET'S START WITH MORTGAGE BONDS. WHAT DID YOU DO THERE?

Our mortgage bond trades contributed positively to the fund's performance. We anticipated the refinancing frenzy that began when interest rates fell and homeowners rushed to lock in lower rates with new loans. For some mortgage bonds, refinancing limits returns by causing the bond to "pre-pay" - investors receive cash ahead of schedule, and must reinvest at lower interest rates.

We reduced the portfolio's exposure to refinancing activity by overweighting mortgage-backed securities with discount prices - mortgages with interest coupons below the current market rate. Because of their lower coupon, these mortgages are less likely to be refinanced. As a result, they tend to perform better when rates fall.

We added lower-coupon mortgages when they were still relatively inexpensive compared with higher-coupon mortgages. Our discount bonds increased in value as other market participants started to buy discount bonds in response to refinancing activity.

WHAT ABOUT AGENCY DEBENTURES?

We added agency debentures when our analysis indicated they were undervalued.
Agencys were the top-performing bond sector last year, so adding agencys boosted the fund's return.

WHAT DETRACTED FROM PERFORMANCE?

One factor was that we underweighted two-year Treasurys over the last several months. That decision limited returns because short-term Treasury yields fell sharply as investors bet on Fed rate cuts by buying short-term securities. Other investors saw short-term Treasurys as a safe haven from falling stock prices.

WHY DID YOU UNDERWEIGHT TWO-YEAR TREASURYS?

We thought they were significantly overvalued relative to non-Treasury market sectors and longer-term Treasurys.

Our investment process seeks consistent excess returns by identifying fundamental values in the Treasury yield curve, government bond sectors, and individual bonds. We focus on relatively undervalued sectors in hopes of anticipating a return to fair value. Non-Treasury sectors offered significantly more yield, and in our opinion, less downside risk if the rally in short-term
Treasury yields lost steam.

Proxy/Prospectus Statement                                                    21

WHAT ABOUT DURATION?

The fund's duration, or price sensitivity to interest rate changes, naturally shortened throughout the period as a result of refinancing activity. While we only make small adjustments to duration, the fund's overall duration was slightly short relative to the benchmark. Having a shorter duration weighed on performance somewhat as interest rates fell throughout the period.

However, most of the fund's duration came from intermediate-term agency debentures. Having a longer duration within that sector helped because agency yields fell most during the period.

WHAT'S YOUR NEAR-TERM OUTLOOK FOR INTEREST RATES AND BONDS?

The economy's better-than-expected performance in the first quarter of 2001 suggests that sluggish growth is more likely than an all-out recession. As a result, our belief is that the Fed is 80% done with the current easing cycle. In addition, bond prices seem to be reflecting expectations of only about another half percent decline in rates. We interpret those conditions to mean that the
Treasury rally is nearing its end, making stable to higher yields more probable in the coming months.

IN THAT ENVIRONMENT, HOW DO YOU PLAN TO POSITION THE FUND?

We'll probably maintain a conservative weighting and a neutral to short duration in Treasurys, while seeking to add value in agencys by occasionally overweighting the sector when we think yields are favorable. We will likely adjust Treasury duration as the yield on two-year notes changes - lengthening if note yields rise to the 4.50 - 4.62% range and shortening if yields drop to around 4.0%.

We are considering adding a small position in Treasury inflation-indexed securities (TIIS), which appear to hold a significant yield advantage over nominal Treasurys. Unlike other bonds, the principal value of TIIS is adjusted up for inflation. If annual inflation measured by the consumer price index runs at least 1.8%, the income from TIIS will exceed that of nominal Treasurys. We're expecting at least 3% inflation this year.

We're looking at TIIS maturing in 2007 - that maturity will soon become the shortest inflation-indexed Treasury issue, which could boost their prices as investors move from TIIS maturing in 2002 into the next-shortest issue.

And of course, we'll continue to monitor mortgage refinancing, and the relative values of different coupon mortgages. The dramatic spike in refinancing applications could cause investors to overpay for discount mortgages. The demand for lower-coupon mortgages could create values in higher coupon mortgages. If that occurs, we may book gains in our discount bonds and trade up for higher yields.

PLEASE EXPLAIN THE PROSPECTUS SUPPLEMENT INCLUDED WITH THIS REPORT.

The supplement updates the fund's prospectus to reflect one important change.
Effective August 1, 2001, the fund can hold up to 20% of assets in investment-grade U.S. corporate securities. This change gives us more flexibility to remain competitive for shareholders - many of the industry's most recognized government bond funds hold investment-grade corporate bonds. The change frees us to look for the best relative values, yields, and appreciation potential throughout the investment-grade market. We'll still use the same disciplined investment approach, but now we can apply it more broadly.

(1) All fund returns and yields referenced in this interview are for Investor
    Class shares.

22                                                 American Century Investments

TYPES OF INVESTMENTS IN THE PORTFOLIO
(as of 3/31/01)

U.S. Treasury Securities                     49%
Mortgage-Backed Securities                   32%
U.S. Government Agency Securities            18%
Temporary Cash Investments                    1%

TYPES OF INVESTMENTS IN THE PORTFOLIO
(as of 9/30/00)

U.S. Treasury Securities                     49%
Mortgage-Backed Securities                   36%
U.S. Government Agency Securities            14%
Temporary Cash Investments                    1%

Proxy/Prospectus Statement                                                   23

Notes

24                                                American Century Investments

Notes

Proxy/Prospectus Statement                                                   25

SH-BKT-26479   0108

PART B

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
                          American Century Investments
                               4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                     AMERICAN CENTURY GOVERNMENT INCOME TRUST
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      Statement of Additional Information

      2001 Special Meeting of Shareholders of American Century Mutual Funds, Inc.

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated August 22,
2001 for the Special Meeting of Shareholders to be held on November 16, 2001.
Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy
Statement/Prospectus.

Further information about Short-Term Government is contained in and incorporated herein by reference to its Statement of Additional Information dated August 1,
2001. The audited financial statements and related independent accountant's report for Short-Term Government contained in the Annual Report dated March 31,
2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

Further information about Limited-Term Bond is contained in and incorporated herein by reference to its Statement of Additional Information dated May 1,
2001. The audited financial statements and related independent accountant's report for Limited-Term Bond contained in the Annual Report dated October 31,
2000 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

The date of this Statement of Additional Information is August 22, 2001.

TABLE OF CONTENTS

General Information
Pro Forma Financial Statements

GENERAL INFORMATION

The shareholders of Limited-Term Bond are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of August 8, 2001 between American Century Mutual Funds, Inc. and American
Century Government Income Trust and the transactions contemplated thereby. The
Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of Limited-Term Bond to Short-Term Government in exchange for full and fractional shares representing interests in Short-Term Government.
The shares issued by Short-Term Government will have an aggregate net asset value equal to the aggregate net asset value of the shares of Limited-Term Bond that are outstanding immediately before the effective time of the
Reorganization.

Following the exchange, Limited-Term Bond will make a liquidating distribution to its shareholders of the Short-Term Government shares received in the exchange. Each shareholder owning shares of Limited-Term Bond at the Effective
Time of the reorganization will receive shares of Short-Term Government of equal value, plus the right to receive any unpaid dividends that were declared before the Effective Time of the Reorganization on the Limited-Term Bond shares exchanged.

The Special Meeting of Shareholders to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. Central time on November 16,
2001 at American Century Tower I, 4500 Main Street, Kansas City, Missouri. For
further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining

American Century Limited-Term Bond Fund and
American Century Short-Term Government Fund

The pro forma financial statements required by Rule 11-01 of Regulation S-X are not included because the net asset value of Limited-Term Bond does not exceed ten percent of the net asset value of Short-Term Government, as measured as of
June 20, 2001.

PART C    OTHER INFORMATION

Item 15   Indemnification.

As stated in Article VII, Section 3 of the Amended and Restated Agreement and
Declaration of Trust, incorporated herein by reference to Exhibit (a) to the
Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
Statement on Form N-1A of American Century Municipal Trust filed March 26, 1998.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16   Exhibits (all  exhibits  not  filed  herewith  are being  incorporated herein by reference).

     (1)  (a) Amended and Restated Agreement and Declaration of Trust, dated
          March 9, 1998 and amended March 1, 1999 (filed electronically as
          Exhibit a to Post-Effective Amendment No. 37 to the Registration
          Statement of the Registrant on May 7, 1999, File No. 2-99222).

          (b) Amendment No. 1 to the Amended and Restated Agreement and
          Declaration of Trust (filed electronically as
          Exhibit a2 to Post-Effective Amendment No. 42 to the Registration
          Statement of the Registrant on April 19, 2001, File No. 2-99222).

          (c) Amendment No. 2 to the Amended and Restated Agreement dated August
          1, 2001 (filed electronically as Exhibit a3 to Post-Effective
          Amendment No. 44 to the Registration Statement of the Registrant, on
          July 31, 2001, File No. 2-99222).

     (2)  Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

     (3)  Not applicable

     (4)  Agreement and Plan of Reorganization is included herein.

     (5)  Not applicable

     (6)  (a) Management Agreement (Investor Class) between American Century
          Government Income Trust and American Century Investment Management,
          Inc., dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of the
          Registrant on July 31, 1997, File No. 2-99222).

          (b) Amendment to the Management Agreement (Investor Class) between
          American Century Government Income Trust and American Century
          Investment Management, Inc., dated March 31, 1998 (filed
          electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the
          Registration Statement of American Century Municipal Trust on March
          26, 1998, File No. 2-91229).

          (c) Amendment to the Management Agreement (Investor Class) between
          American Century Government Income Trust and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No 39 to the Registration
          Statement of the Registrant on July 28, 1999, File No. 2-99222).

          (d) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 30 to the
          Registration Statement of American Century California Tax-Free and
          Municipal Funds on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc., dated August 1, 2001 (filed
          electronically as Exhibit d5 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, on July 31, 2001, File No.
          2-99222).

          (f) Management Agreement (Advisor Class) between American Century
          Government Income Trust and American Century Investment Management,
          Inc., dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 9 to the
          Registration Statement of American Century Investment Trust on June
          30, 1999, File No. 33-65170).

          (g) Amendment No. 1 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 36 to the
          Registration Statement of American Century Target Maturities Trust on
          April 18, 2001, File No. 2-94608).

          (h) Amendment No. 2 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc. dated August 1, 2001 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 44 to the Registration
          Statement of the Registrant, on July 31, 2001, File No. 2-99222).

          (i) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (j) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of the Registrant, on July 31, 2001,
          File no. 2-99222).

     (7)  (a) Distribution Agreement between American Century Government Income
          Trust and American Century Investment Services, Inc., dated March 13,
          2000 (filed electronically as Exhibit e7 to Post-Effective Amendment
          No. 17 to the Registration Statement of American Century World Mutual
          Funds, Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated November 20, 2000 (filed electronically as
          Exhibit e10 to Post-Effective Amendment No. 29 to the Registration
          Statement of American Century Variable Portfolios, Inc. on December 1,
          2000, File No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated March 1, 2001 (filed electronically as Exhibit
          e4 to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated April 30, 2001 (filed electronically as Exhibit
          e5 to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc. (filed as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration Statement of American Century Capital Portfolios,
          Inc., on July 30, 2001, File No. 33-64872).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc. (filed as Exhibit e7 to Post-Effective Amendment No. 21 to the Registration Statement of American Century Capital Portfolios,
          Inc., on July 30, 2001, File No. 33-64872).

     (8)  Not applicable.

     (9)  (a) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of the Registrant on February 7, 1997, File No. 2-99222).

          (c) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc. on January 9, 2001, File No. 333-46922).

     (10) (a) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Fund, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class), dated August 1, 1997 (filed electronically as Exhibit
          m1 of Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust on January 31, 2000, File No.
          2-94608).

          (b) Amendment to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Fund,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class), dated June 29, 1998 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 23 to the
          Registration Statement of American Century Target Maturities Trust on
          January 31, 2000, File No. 33-19589).

          (c) Amendment No. 1 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated August 1, 2001 (filed
          electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, on July 31, 2001, File No.
          2-99222).

          (d) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Municipal Trust, American Century
          Target Maturities Trust and American Century Quantitative Equity Funds
          (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to
          Post-Effective Amendment No. 44 to the Registration Statement of the
          Registrant, on July 31, 2001, File No. 2-99222).

          (f) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Fund, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (g) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of the Registrant, on July 31, 2001, File No. 2-99222).

     (11) Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 37 to the Registration Statement of the Registrant on
          May 7, 1999, File No. 2-99222).

     (12) Opinion and Consent as to the tax matters and consequences to shareholders (filed electronically as Exhibit 12 on Form N-14 to the
          Registration Statement, on June 29, 2001, File No. 2-99222).

     (13) (a) Transfer Agency Agreement between American Century Government
          Income Trust and American Century Services Corporation, dated August
          1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment
          No. 33 to the Registration Statement of the Registrant on July 31,
          1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation, dated March 9, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation, dated November 20, 2000 (filed electronically as Exhibit
          h4 to Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation dated August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
          the Registrant, on July 31, 2001, File No. 2-99222).

          (f) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (14) (a) Consent of PricewaterhouseCoopers LLP, independent accountants
          (filed electronically as Exhibit 14b on Form N-14 of the Registration
          Statement, on August 8, 2001, File No. 333-64152).

          (b) Consent of Deloitte & Touche LLP, independent auditors.

          (c) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the
          Registration Statement of the Registrant on July 31, 1997, File No.
          2-99222).

     (15) Not applicable.

     (16) (a) Power of Attorney, dated September 16, 2000 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 41 to the Registration
          Statement of the Registrant on February 22, 2001, File No. 2-99222).

     (17) (a) Form of proxy vote card is filed herein.

          (b) Short-Term Government (Investor and Advisor Class) Prospectuses
          dated August 1, 2001 (filed electronically on July 31, 2001).

          (c) Statement of Additional Information dated August 1, 2001 (filed electronically on July 31, 2001).

          (d) Short-Term Government Annual Report dated March 31, 2001 (filed electronically on May 31, 2001).

          (e) Limited-Term Bond (Investor and Advisor) Prospectuses dated March
          1, 2001 (filed electronically as part of Post-Effective Amendment No.
          92 to the Registration Statement of American Century Mutual Funds,
          Inc. on February 28, 2001, File No. 2-14213).

          (f) Statement of Additional Information dated May 1, 2001 (filed electronically as part of Post-Effective Amendment No. 93 to the
          Registration Statement of American Century Mutual Funds, Inc. on April
          20, 2001, File No. 2-14213).

          (g) Limited-Term Bond Annual Report (filed electronically on December
          29, 2000).

Item 17. Undertakings.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the
City of Kansas City, and State of Missouri, on the 13th day of August, 2001.

                     AMERICAN CENTURY GOVERNMENT INCOME TRUST

                     By: /*/William M. Lyons
                         William M. Lyons
                         President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                   Date
---------                                 -----                   ----

*William M. Lyons                    President and            August 13, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   August 13, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             August 13, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 August 13, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 August 13, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 August 13, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 August 13, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 August 13, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).